DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)						12 Months Ended
	Feb. 06, 2023 USD ($)	Aug. 03, 2021 USD ($) $ / shares shares	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Oct. 07, 2020 item	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Aug. 03, 2022 USD ($)	Feb. 23, 2022 USD ($)	May 10, 2021 USD ($)	Dec. 31, 2020 shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item					1
Sale of units (in shares) | shares							24,300,287
Gross proceeds				$ 255,000,000
Investment of cash into Trust Account							$ 278,002,870
Transaction Costs				13,946,641
Underwriting fees				4,860,057
Deferred underwriting fee payable			$ 22,542,813	8,505,100			8,505,100
Other offering costs				$ 581,484
Interest income						$ 4,262,222
Aggregate proceeds held in the Trust Account						$ 282,284,619
Proceeds from sale of Private Placement Warrants							6,860,057
Condition for future business combination use of proceeds percentage						80.00%
Condition for future business combination threshold Percentage Ownership						50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						2 days
Minimum net tangible assets upon consummation of business combination						$ 5,000,001
Redemption limit percentage without prior consent						20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%
Redemption period upon closure						10 days
Operating bank account						$ 285,307	37,645
Working capital deficit						14,605,202
Public Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum allowed dissolution expenses						100,000
Merger Agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed	$ 3,750,000
Better HoldCo, Inc | Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum transaction expenses to be reimbursed						$ 15,000,000
Minimum number of days from amendment date with in which payment should made						5 days
Proceeds from transaction expenses reimbursed						$ 7,500,000
Better HoldCo, Inc | Merger Agreement | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from transaction expenses reimbursed	$ 3,750,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount						4,000,000
Promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount									$ 4,000,000	$ 2,000,000
Aggregate cap of notes to cover operating costs						12,000,000		$ 12,000,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants							$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares				3,500,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 35,000,000		$ 35,000,000
Sale of Private Placement Units (in shares) | shares						3,500,000
Price of warrant | $ / shares						$ 10.00
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares			24,300,287	22,000,000
Purchase price, in dollars per unit | $ / shares				$ 10.00
Gross proceeds				$ 220,000,000
Underwriting fees						$ 4,860,057
Other offering costs				$ 581,484
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares											3,500,000
Private Placement | Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, in dollars per unit | $ / shares				$ 1.50
Sale of Private Placement Units (in shares) | shares		4,266,667		4,266,667
Price of warrant | $ / shares		$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants		$ 6,400,000
Private Placement | Private Placement Warrants | Sponsor | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from sale of Private Placement Warrants				$ 6,400,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units (in shares) | shares			2,300,287	3,300,000		3,300,000
Purchase price, in dollars per unit | $ / shares			$ 10.00	$ 10.00
Gross proceeds			$ 23,002,870	$ 23,002,870
Net Proceeds			$ 22,542,813
Over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares			306,705
Proceeds from sale of Private Placement Warrants			$ 460,057
Over-allotment option | Private Placement Warrants | Sponsor and certain of Company's directors and officers
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of Private Placement Units (in shares) | shares		440,000	306,705
Proceeds from sale of Private Placement Warrants		$ 660,000	$ 460,057